Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current	£ 2,641	£ 1,075
Non-current	10,942	3,804
Lease liabilities	£ 13,583	£ 4,879